Deposits and other borrowings - Certificates of deposit and term deposits (Details) $ in Millions	Sep. 30, 2021 AUD ($)
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	$ 46,638
Term deposits in excess of insured amounts	104,759
Interbank term deposits in excess of insured amounts	4,049
Up to 3 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	30,592
Term deposits in excess of insured amounts	52,172
Interbank term deposits in excess of insured amounts	2,331
Over 3 to 6 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	9,640
Term deposits in excess of insured amounts	23,804
Interbank term deposits in excess of insured amounts	1,661
Over 6 months to 1 year
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	6,388
Term deposits in excess of insured amounts	22,565
Interbank term deposits in excess of insured amounts	50
Over 1 year
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	18
Term deposits in excess of insured amounts	6,218
Interbank term deposits in excess of insured amounts	7
Australia
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	31,506
Term deposits in excess of insured amounts	73,546
Interbank term deposits in excess of insured amounts	3,917
Australia | Up to 3 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	25,720
Term deposits in excess of insured amounts	36,929
Interbank term deposits in excess of insured amounts	2,199
Australia | Over 3 to 6 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	5,503
Term deposits in excess of insured amounts	14,271
Interbank term deposits in excess of insured amounts	1,661
Australia | Over 6 months to 1 year
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	265
Term deposits in excess of insured amounts	17,535
Interbank term deposits in excess of insured amounts	50
Australia | Over 1 year
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	18
Term deposits in excess of insured amounts	4,811
Interbank term deposits in excess of insured amounts	7
New Zealand
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	3,293
Term deposits in excess of insured amounts	27,042
New Zealand | Up to 3 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	2,490
Term deposits in excess of insured amounts	12,739
New Zealand | Over 3 to 6 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	784
Term deposits in excess of insured amounts	8,840
New Zealand | Over 6 months to 1 year
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	19
Term deposits in excess of insured amounts	4,100
New Zealand | Over 1 year
Deposits and other borrowings
Term deposits in excess of insured amounts	1,363
Other overseas
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	11,839
Term deposits in excess of insured amounts	4,171
Interbank term deposits in excess of insured amounts	132
Other overseas | Up to 3 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	2,382
Term deposits in excess of insured amounts	2,504
Interbank term deposits in excess of insured amounts	132
Other overseas | Over 3 to 6 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	3,353
Term deposits in excess of insured amounts	693
Other overseas | Over 6 months to 1 year
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	6,104
Term deposits in excess of insured amounts	930
Other overseas | Over 1 year
Deposits and other borrowings
Term deposits in excess of insured amounts	$ 44